SCHEDULE OF CASH (INFLOW) OUTFLOW ON ACQUISITION (Details) - HKD ($)	1 Months Ended
	May 31, 2026	Nov. 30, 2025	Apr. 30, 2025
Top Spin Investment Company Limited (“Top Spin”) [Member]
Business Combination [Line Items]
- Cash consideration paid			$ 72,950,000
- Less: cash and cash equivalents acquired			(3,486,325)
Total net cash outflow (inflow) on combination			$ 69,463,675
Bowser Human Resources Limited (“Bowser”) [Member]
Business Combination [Line Items]
- Cash consideration paid
- Less: cash and cash equivalents acquired		(116,266)
Total net cash outflow (inflow) on combination		(116,266)
Top Team Consultants Limited (“Top Team”) [Member]
Business Combination [Line Items]
- Cash consideration paid
- Less: cash and cash equivalents acquired		(193,595)
Total net cash outflow (inflow) on combination		$ (193,595)
Axiom Digital Limited (“Axiom”) [Member]
Business Combination [Line Items]
- Cash consideration paid
- Less: cash and cash equivalents acquired	(20,878)
Total net cash outflow (inflow) on combination	$ (20,878)